Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Warrants outstanding	6,937,495	6,046,356
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785